Related Party Transactions (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets Transferred
Cash	$ 68,986
Total assets	109,812,830		$ 162,485,391
Liabilities Transferred
Accounts payable	1,961,576		121,516
Total liabilities	9,935,377		6,503,981
Landsea Homes [Member]
Assets Transferred
Real estate inventories	687,819,000		598,179,000
Other assets	41,569,000		27,096,000
Total assets	895,764,000		839,217,000
Liabilities Transferred
Accounts payable	36,243,000		16,490,000
Accrued expenses and other liabilities	62,869,000		48,046,000
Total liabilities	$ 366,278,000		$ 255,847,000
Landsea Homes [Member] | Real Estate Joint Venture [Member]
Assets Transferred
Cash		$ 338,000
Real estate inventories		49,705,000
Other assets		174,000
Total assets		50,217,000
Liabilities Transferred
Accounts payable		1,416,000
Construction loan		17,825,000
Accrued expenses and other liabilities		2,102,000
Total liabilities		21,343,000
Net assets transferred		28,874,000
Noncontrolling interest transferred		$ 1,242,000